Financial risk management - Disclosure Of Detailed Information About Foreign Exchange Risk Position Of Group (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks	S/ 17,104,465	S/ 18,765,482
Inter-bank funds	30,002	18,105
Financial investments	24,547,294	24,277,115
Loans, net	43,005,583	40,519,423
Due from customers on acceptances	152,423	16,320
Other accounts receivable and other assets, net	1,422,833	1,053,389
Total assets	86,262,600	84,649,834
Liabilities
Deposits and obligations	48,897,944	47,149,275
Inter-bank funds	0	28,971
Due to banks and correspondents	8,522,849	9,660,877
Bonds, notes and other obligations	8,389,672	7,778,751
Due from customers on acceptances	152,423	16,320
Insurance contract liabilities	11,958,058	12,501,723
Other accounts payable, provisions and other liabilities	2,278,877	2,003,787
Total liabilities	80,199,823	79,139,704
Forwards position, net	6,062,777	5,510,130
Currency swaps position, net	6,062,777	5,510,130
Cross currency swaps position, net	6,062,777	5,510,130
Options position, net	6,062,777	5,510,130
Monetary position, net	6,062,777	5,510,130
USD
Assets
Cash and due from banks	10,415,166	7,232,836
Inter-bank funds		18,105
Financial investments	8,709,754	8,926,088
Loans, net	12,086,570	10,535,743
Due from customers on acceptances	152,423	16,320
Other accounts receivable and other assets, net	222,795	312,407
Total assets	31,586,708	27,041,499
Liabilities
Deposits and obligations	20,003,314	16,244,869
Inter-bank funds		28,971
Due to banks and correspondents	757,039	643,977
Bonds, notes and other obligations	7,616,634	6,887,363
Due from customers on acceptances	152,423	16,320
Insurance contract liabilities	5,241,284	4,905,233
Other accounts payable, provisions and other liabilities	523,281	530,180
Total liabilities	34,293,975	29,256,913
Forwards position, net	1,208,277	1,500,709
Currency swaps position, net	1,208,277	1,500,709
Cross currency swaps position, net	1,208,277	1,500,709
Options position, net	1,208,277	1,500,709
Monetary position, net	1,208,277	1,500,709
PEN
Assets
Cash and due from banks	6,062,879	10,959,492
Inter-bank funds	30,002
Financial investments	15,708,023	15,262,993
Loans, net	30,919,013	29,983,680
Other accounts receivable and other assets, net	1,199,349	740,113
Total assets	53,919,266	56,946,278
Liabilities
Deposits and obligations	28,382,727	30,519,198
Due to banks and correspondents	7,765,810	9,016,900
Bonds, notes and other obligations	773,038	891,388
Insurance contract liabilities	6,716,774	7,596,490
Other accounts payable, provisions and other liabilities	1,753,975	1,440,976
Total liabilities	45,392,324	49,464,952
Forwards position, net	4,697,505	3,920,359
Currency swaps position, net	4,697,505	3,920,359
Cross currency swaps position, net	4,697,505	3,920,359
Options position, net	4,697,505	3,920,359
Monetary position, net	4,697,505	3,920,359
Other Currencies [Member]
Assets
Cash and due from banks	626,420	573,154
Financial investments	129,517	88,034
Other accounts receivable and other assets, net	689	869
Total assets	756,626	662,057
Liabilities
Deposits and obligations	511,903	385,208
Other accounts payable, provisions and other liabilities	1,621	32,631
Total liabilities	513,524	417,839
Forwards position, net	156,995	89,062
Currency swaps position, net	156,995	89,062
Cross currency swaps position, net	156,995	89,062
Options position, net	156,995	89,062
Monetary position, net	156,995	89,062
Forward contract [member] | USD
Liabilities
Forwards position, net	(378,778)	1,525,029
Currency swaps position, net	(378,778)	1,525,029
Cross currency swaps position, net	(378,778)	1,525,029
Options position, net	(378,778)	1,525,029
Monetary position, net	(378,778)	1,525,029
Forward contract [member] | PEN
Liabilities
Forwards position, net	464,885	(1,369,873)
Currency swaps position, net	464,885	(1,369,873)
Cross currency swaps position, net	464,885	(1,369,873)
Options position, net	464,885	(1,369,873)
Monetary position, net	464,885	(1,369,873)
Forward contract [member] | Other Currencies [Member]
Liabilities
Forwards position, net	(86,107)	(155,156)
Currency swaps position, net	(86,107)	(155,156)
Cross currency swaps position, net	(86,107)	(155,156)
Options position, net	(86,107)	(155,156)
Monetary position, net	(86,107)	(155,156)
Currency swap contract [member] | USD
Liabilities
Forwards position, net	2,171,025	264,160
Currency swaps position, net	2,171,025	264,160
Cross currency swaps position, net	2,171,025	264,160
Options position, net	2,171,025	264,160
Monetary position, net	2,171,025	264,160
Currency swap contract [member] | PEN
Liabilities
Forwards position, net	(2,171,025)	(264,160)
Currency swaps position, net	(2,171,025)	(264,160)
Cross currency swaps position, net	(2,171,025)	(264,160)
Options position, net	(2,171,025)	(264,160)
Monetary position, net	(2,171,025)	(264,160)
Cross Currency Swap Contract [Member] | USD
Liabilities
Forwards position, net	2,123,300	1,926,886
Currency swaps position, net	2,123,300	1,926,886
Cross currency swaps position, net	2,123,300	1,926,886
Options position, net	2,123,300	1,926,886
Monetary position, net	2,123,300	1,926,886
Cross Currency Swap Contract [Member] | PEN
Liabilities
Forwards position, net	(2,123,300)	(1,926,886)
Currency swaps position, net	(2,123,300)	(1,926,886)
Cross currency swaps position, net	(2,123,300)	(1,926,886)
Options position, net	(2,123,300)	(1,926,886)
Monetary position, net	(2,123,300)	(1,926,886)
Option contract [member] | USD
Liabilities
Forwards position, net	(3)	48
Currency swaps position, net	(3)	48
Cross currency swaps position, net	(3)	48
Options position, net	(3)	48
Monetary position, net	(3)	48
Option contract [member] | PEN
Liabilities
Forwards position, net	3	(48)
Currency swaps position, net	3	(48)
Cross currency swaps position, net	3	(48)
Options position, net	3	(48)
Monetary position, net	S/ 3	S/ (48)